Convertible Preferred Stock	9 Months Ended
Sep. 30, 2012
Convertible Preferred Stock [Abstract]
Convertible Preferred Stock

Note 8 - Convertible Preferred Stock

On May 11, 2012, the Company entered into a securities purchase agreement with an unaffiliated third party that is an "accredited investor" (as defined in Rule 501 of Regulation D as promulgated under the Securities Act of 1933, as amended) pursuant to which the Company sold 545,454 shares of the Company's Series A convertible preferred stock for gross proceeds of $6.0 million and aggregate net proceeds of $5.8 million after offering-related fees and expenses.

The Series A convertible preferred stock has a liquidation preference of $11.00 per share, plus accrued and unpaid dividends, and a redemption premium equal to one percent (1%). Commencing on May 31, 2012, the Company has been paying cumulative dividends on the Series A convertible preferred stock monthly in arrears at the annualized rate of $0.77 per share.

The Series A convertible preferred stock is convertible into the Company's common stock, at the option of the holder of the Series A convertible preferred stock, at a conversion price equal to $11.00 per share, beginning one year after the date of issuance. The Company, at its option at any time, may redeem the Series A convertible preferred stock, in whole or in part, at $11.00 per share.

On July 24, 2012, the Company entered into a securities purchase agreement with an unaffiliated third party that is an "accredited investor" (as defined in Rule 501 of Regulation D as promulgated under the Securities Act of 1933, as amended) pursuant to which the Company sold 283,018 shares of the Company's Series B convertible preferred stock for gross proceeds of approximately $3.0 million. After deducting offering-related fees and expenses, the aggregate net proceeds to the Company from the sale of the Series B convertible preferred stock were approximately $3.0 million.

The Series B convertible preferred stock has a liquidation preference of $10.60 per share, plus accrued and unpaid dividends, and a redemption premium equal to one percent (1%). Commencing on August 15, 2012, the Company has been paying cumulative dividends on the Series B convertible preferred stock monthly in arrears at an annualized rate of $0.74 per share.

The Series B convertible preferred stock is convertible into the Company's common stock, at the option of the holder of the Series B convertible preferred stock, at a conversion price equal to $10.60 per share, beginning one year after the date of issuance. The Company, at its option at any time, may redeem the Series B convertible preferred stock, in whole or in part, at $10.60 per share.

The Series A convertible preferred stock and the Series B convertible preferred stock each ranks senior to the Company's common stock and on parity with each other, and junior to any other preferred stock the Company may issue other than additional series of the Series A convertible preferred stock or Series B convertible preferred stock.